NONVESTED SHARES (Details) - Nonvested shares. - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nonvested shares
Nonvested shares granted	1,275,200
2008 Plan
Nonvested shares
Nonvested shares granted	1,335,200	4,601,000	1,829,000
2008 Plan | Vest immediately
Nonvested shares
Nonvested shares granted	40,000	218,000	1,549,000
Vesting period	1 year	1 year
2008 Plan | Vest over a period of two years
Nonvested shares
Nonvested shares granted	60,000	940,000	280,000
Vesting period	2 years	2 years	2 years
2008 Plan | Vest over a period of three years
Nonvested shares
Nonvested shares granted	1,235,200	3,443,000